Related Party Transactions - Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 Economic Interests	Dec. 31, 2012 Voting Power	Dec. 31, 2012 aBitCool Incorporated	Dec. 31, 2014 Bitcool Media USD ($)	Dec. 31, 2014 Bitcool Media CNY	Dec. 31, 2013 Bitcool Media CNY	Dec. 31, 2012 Bitcool Media CNY
Related Party Transaction [Line Items]
Common shareholders' ownership interests	11.36%	54.77%	90.14%
Debt instrument, stated rate minimum				3.00%	3.00%
Debt instrument, stated rate maximum				6.00%	6.00%
Interest Income from related pary loan				$ 154	956	861	253
Loan maturity date				2015	2015